Revenue and Sales-Type Leases (Tables)	9 Months Ended
Sep. 30, 2023
Revenue [Abstract]
Schedule of Disaggregation of Revenue
Revenue— The Company disaggregates revenue based on the following revenue streams:
Mortgage platform revenue, net consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Net gain (loss) on sale of loans	$7,120	$(10,125)	$36,689	$(59,105)
Integrated partnership revenue (loss)	3,067	2,265	9,797	(8,526)
Changes in fair value of IRLCs and forward sale commitments	4,019	18,947	8,441	174,217
Total mortgage platform revenue, net	$14,207	$11,087	$54,927	$106,586
Cash offer program revenue consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Revenue related to ASC 606	$—	$749	$—	$11,333
Revenue related to ASC 842	—	8,991	304	214,764
Total cash offer program revenue	$—	$9,739	$304	$226,096
Other platform revenue consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Real estate services	$651	$3,983	$6,214	$20,735
Title insurance	13	220	45	6,975
Settlement services	2	130	15	4,190
Other homeownership offerings	668	1,355	3,082	3,723
Total other platform revenue	$1,333	$5,688	$9,355	$35,623
Sales-type Leases—The following table presents the revenue and expenses recognized at the commencement date of sales-type leases for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Cash offer program revenue	$—	$8,991	$304	$214,764
Cash offer program expenses	$—	$8,944	$278	$215,972
Mortgage platform revenue, net consisted of the following:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Net (loss) gain on sale of loans	$(63,372)	$937,611
Integrated partnership (loss) revenue	(9,166)	84,135
Changes in fair value of IRLCs and forward sale commitments	178,196	66,477
Total mortgage platform revenue, net	$105,658	$1,088,223
Cash offer program revenue consisted of the following:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Revenue related to ASC 606	$12,313	$8,725
Revenue related to ASC 842	216,408	30,636
Total cash offer program revenue	$228,721	$39,361
Other platform revenue consisted of the following:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Title insurance	$7,010	$39,602
Settlement services	4,222	31,582
Real estate services	23,053	20,602
Other homeownership offerings	4,657	2,601
Total other platform revenue	$38,942	$94,388
Sales-type Leases—The following table presents the revenue and expenses recognized at the commencement date of sales-type leases for the periods indicated:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Cash offer program revenue	$216,408	$30,636
Cash offer program expenses	$217,609	$30,780